SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

								Amortization
	Deferred			Stable Value				of Deferred
	Policy			Products,				Policy
	Acquisition	Future		Annuity				Acquisitions
	Costs and	Policy		Contracts and	Net		Benefits	Costs and
	Value of	Benefits		Other	Premiums	Net	and	Value of	Other
	Businesses	and	Unearned	Policyholders'	and Policy	Investment	Settlement	Businesses	Operating	Premiums
Segment	Acquired	Claims	Premiums	Funds	Fees	Income(1)	Expenses	Acquired	Expenses(1)	Written(2)

	(Dollars In Millions)
For The Year Ended December 31, 2021
Retail Life and Annuity	$2,806	$19,506	$—	$11,674	$1,474	$1,110	$2,316	$222	$224	$—
Acquisitions	870	34,478	1	5,914	1,320	1,590	2,411	19	234	28
Stable Value Products	15	—	—	8,526	—	303	124	5	3	—
Asset Protection	178	34	843	—	98	20	59	63	108	97
Corporate and Other	—	46	1	78	10	(41)	14	—	111	10
Total	$3,869	$54,064	$845	$26,192	$2,902	$2,982	$4,924	$309	$680	$135
For The Year Ended December 31, 2020 (Recast)
Retail Life and Annuity	$2,480	$18,483	$—	$10,914	$1,541	$1,015	$2,168	$116	$199	$—
Acquisitions	762	35,537	2	6,361	1,317	1,648	2,510	24	267	90
Stable Value Products	8	—	—	6,056	—	230	133	3	4	—
Asset Protection	170	40	779	—	107	23	75	65	94	105
Corporate and Other	—	47	1	68	11	(27)	15	—	218	11
Total	$3,420	$54,107	$782	$23,399	$2,976	$2,889	$4,901	$208	$782	$206
For The Year Ended December 31, 2019 (Recast)
Retail Life and Annuity	$2,417	$17,674	$—	$9,402	$1,244	$945	$1,765	$100	$209	$—
Acquisitions	924	36,176	2	6,387	1,173	1,533	2,237	11	232	42
Stable Value Products	5	—	—	5,444	—	244	144	3	4	—
Asset Protection	174	44	792	—	120	28	93	62	98	180
Corporate and Other	—	51	1	78	11	75	17	—	232	12
Total	$3,520	$53,945	$795	$21,311	$2,548	$2,825	$4,256	$176	$775	$234
(1)	Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.
(2)	Excludes Life Insurance.

See the accompanying Report of Independent Registered Public Accounting Firm